Basis of Preparation	12 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Preparation

2. Basis of Preparation

2.1 Statement of Compliance

The Company’s consolidated financial statements are prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for annual financial reports and accounting principles generally accepted in the United States of America (“GAAP”).

These consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated in the significant accounting policies. These consolidated financial statements are presented in Canadian dollars and all values are rounded to the nearest thousand ($000), except when otherwise indicated.

The Company has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern. Refer to Note 2.1 – Going Concern for more information.

The significant measurement and presentation rules applied to prepare these consolidated financial statements are described below.

2.2 Basis of Consolidation

The consolidated financial statements comprise the financial statements of the Company and entities controlled by the Company. When the Company does not own all of the equity in a subsidiary, the non-controlling interest is disclosed as a separate line item in the consolidated statements of financial position and the earnings accruing to non-controlling interest holders are disclosed as a separate line item in the consolidated statements of operations. The financial results of subsidiaries are included in the consolidated financial statements from the date on which control commences, until the date on which control ceases. Intercompany balances and transactions are eliminated upon consolidation. Control is achieved when the Company is exposed to, or has the right to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

The Company has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern, which presumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations for the foreseeable future.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

2.2 Basis of Consolidation (continued)

The consolidated financial statements include the following entities, which are wholly owned:

Entity name	Principal activity	Province
1093507 B.C Ltd.	Pharmacy	Vancouver, B.C
3788602 Manitoba Ltd.	Pharmacy	Winnipeg, MB
Alberta Specialty Rx Inc.	Pharmacy	Calgary, AB
ConnectRX Inc.	Distribution/Wholesale	Etobicoke, ON
Edmonton SRX Inc.	Pharmacy	Edmonton, AB
Golfview Pharmaceuticals Inc.	Pharmacy	Oakville, ON
Nepean Medical Pharmacy Inc.	Pharmacy	Nepean, ON
Origen Pharmaceuticals Inc.	Rental of warehouses	Milton, ON
Physician’s Clinical Research Inc.	Clinical Trials	Toronto, ON
P.A. Pharmacy Limited	Pharmacy	Prince Albert, SK
RX Solutions Inc.	Pharmacy	Winnipeg, MB
SRX Diagnostics Inc.	Laboratory/ Testing	Etobicoke, ON
SRX Health Initiatives Inc.	Patient support programs	Etobicoke, ON
SRX Holdings NL Inc.	Pharmacy	St. John, NL
SRX Island Holdings Inc. (2)	Pharmacy	Abbotsford, BC
SRX London Inc.	Pharmacy	London, ON
SRX NB Inc.	Pharmacy	Moncton, NB
SRX NS Inc.	Pharmacy	Halifax, NS
SRX Pharma Inc.	Pharmacy	Saskatoon, SK
SRx Solutions Inc.	Patient support programs	Etobicoke, ON
SRX-Kelowna Holdings Inc.	Pharmacy	Kelowna, BC
TH Ellesmere Pharmacy Inc.	Pharmacy	Scarborough, ON
MNV Drugs Inc.	Pharmacy	Mississauga, ON
Ottawa Pharmacy Group Inc.	Pharmacy	Ottawa, ON
PSV Pharmacy Inc.	Pharmacy	Kingston, ON
SRx Toronto Inc.	Pharmacy	Toronto, ON

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

2.2 Basis of Consolidation (continued)

Entity name	Principal activity	Province
TDDA SR SMO Inc.	Clinical Trials	Woodbridge, ON
Toronto Digestive Disease Associates Inc.	Clinical Trials	Woodbridge, ON
Trillium Pharmaceuticals Inc.	Pharmacy	Etobicoke, ON
VMD Holdings Inc.	Pharmacy	Regina, SK
SRX Health Ontario Inc. (2)	Ontario Charter Holder (Pharmacy)	Toronto, ON
SRX Health Solutions Inc.	Corporate	Toronto, ON
Pier Health Recreational Centre Ltd (1)	Pharmacy	Vancouver, BC
S. Parsons Pharmacy Ltd (1)	Pharmacy	Red Deer, BC
SRX 101 Inc. (1)	Pharmacy	Calgary, AB
Greg’s Drugs Ltd. (1)	Pharmacy	Medicine Hat, AB
Clearbrook Pharmacy (1987) (2)	Pharmacy	Abbotsford, BC
Garden Park Pharmacy Ltd (2)	Pharmacy	Abbotsford, BC
Niagara Community Pharmacy Ltd. (2)	Pharmacy	Niagara, ON
Elora Apothecary Ltd. (3)	Pharmacy	Elora, ON
Trailside Pharmacy Ltd. (3)	Pharmacy	Fergus, ON
0864009 B.C. Ltd. (4)	Pharmacy	Coquitlam, BC
Vaughan Endoscopy Clinic Inc. (5)	Medical services	Vaughan, ON

(1)	Parsons Pharmacy Ltd, Pier Health Recreational Centre Ltd, SRX 101 Inc. and Greg’s Drugs Ltd were acquired on December 22, 2022, December 23, 2022, January 13, 2023 and March 14, 2023, respectively. Refer to Note 4 Business Combinations for further details.
(2)	On June 9, 2023, the Company acquired the assets of Clearbrook Pharmacy (1987) and Garden Park Pharmacy Ltd through SRX Island Holdings Inc. On June 26th, 2023, the Company acquired the assets of Niagara Community Pharmacy Ltd through SRx Health Ontario Inc.
(3)	Elora Apothecary Ltd. And Trailside Pharmacy Ltd. were acquired on October 6, 2023. Refer to Note 4 Business Combinations for further details. The assets of Elora Apothecary Ltd. And Trailside Pharmacy Ltd. were subsequently sold on August 31, 2024.
(4)	0864009 B.C. Ltd. was acquired on October 16, 2023. Refer to Note 4 Business Combinations for further details.
(5)	Vaughan Endoscopy Clinic Inc. was acquired on February 29, 2024. Refer to Note 4 Business Combinations for further details.

2.3 Going concern

These consolidated financial statements have been prepared on a going concern basis, which assumes the realization of assets and the settlement of liabilities in the ordinary course of business.

As of September 30, 2024, the Company had an accumulated deficit of $88.9 million, incurred a net loss of $59.4 million for the year then ended, and experienced negative cash flows from operations of $2.3 million. As of September 30, 2023, the Company had an accumulated deficit of $34.1 million, incurred a net loss of $15.1 million for the year then ended, and experienced cash flows from operations of $3.9 million. In addition, the Company had a working capital deficiency of $89.1 million, with current liabilities of $107.4 million exceeding current assets of $18.4 million.

The Company is also subject to certain financial covenants under its debt agreements. As of September 30, 2024, the Company was in violation of these covenants. Refer to Note 11 – Debt for more information. As a result, the debt has been classified as current and the Company is in active discussions with the lender regarding an amendment.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

These conditions—recurring operating losses, negative operating cash flows, working capital deficiency, and potential and actual covenant violations—represent the principal conditions that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date these financial statements are issued.

Management has evaluated these conditions and concluded that, absent additional sources of liquidity or material improvement in the Company’s operating performance, the Company may not be able to meet its obligations as they become due.

To address these uncertainties, management has developed and is actively pursuing the following plans:

●	Seeking to raise additional capital through equity and/or debt offerings;

●	Continuing discussions with existing and potential lenders to restructure or refinance outstanding debt and obtain covenant waivers, if necessary;

●	Implementing cost control measures and operational efficiencies to reduce cash burn;

●	Scaling higher-margin service lines and expanding the Company’s commercial footprint to increase revenue;

●	Evaluating the monetization or divestiture of non-core assets to improve liquidity.

While management believes these actions may provide short-term liquidity and operational improvements, there is no assurance that these plans will be successful or that the Company will be able to obtain the necessary financing or amendments to current financing with covenant violations on acceptable terms. As such, there is a material uncertainty that casts significant doubt on the Company’s ability to continue as a going concern.

These consolidated financial statements do not include any adjustments that may result from the outcome of this uncertainty, including adjustments to the carrying values and classifications of assets and liabilities, which could be material should the Company be unable to continue its operations.